Contract liability	12 Months Ended
Dec. 31, 2025
Contract liability
Contract liability
17.	Contract liability

On November 20, 2020, the Company’s wholly owned subsidiary Sapuchi completed a gold and silver stream agreement with Osisko Bermuda Ltd, a subsidiary of OR, for US$15.0 million ($19.1 million). Under the terms of the stream agreement, Osisko Bermuda Ltd will purchase 15% of the payable gold and silver from the San Antonio gold project at a price equal to 15% of the daily per ounce gold and silver market price.

On September 26, 2022, Tintic completed a metals stream agreement with Osisko Bermuda Ltd, for US$20 million ($26.1 million). Under the terms of the stream agreement, Osisko Bermuda Ltd will receive 2.5% of the refined metal production from Tintic until 27,150 ounces of refined gold have been delivered, and thereafter Osisko Bermuda Ltd will receive 2.0% of the refined metal production from Tintic. Osisko Bermuda Ltd will make ongoing cash payments to Tintic equal to 25% of the applicable spot metal price on the business day immediately preceding the date of delivery for each ounce of refined metal delivered pursuant to the stream agreement. The stream is also secured with (i) a first ranking priority charges, pledges and security interests in, to and over all of the collateral now owned or hereafter acquired by Tintic (ii) a first ranking priority charges, pledges and security interests in, to and over all present and hereafter acquired by Tintic, Osisko US Holdco, Inc., Osisko Utah LLC, Chief Consolidated Mining Company and Osisko Development (each, a “Seller Group Entity”) (a) Pledged Shares all of the issued and outstanding equity and voting securities of a Seller Group Entity owned by another Seller Group Entity and related rights, (b) indebtedness owing by any Seller Group Entity to any other Seller Group Entity and related rights, (c) other property, assets, rights and interests in and relating to the Tintic project held or acquired by such Seller Group Entity, (d) proceeds of the foregoing; and (d) all books and records related to any of the foregoing, in all cases, subject to permitted encumbrances (as such term is defined in the stream agreement); and (iii) a trust deed.  The interest rate used to calculate the accretion on the contract liability’s financing component is 5%.

The movement of the contract liability is as follows:

	2025	2024
	($)	($)
Balance – Beginning of year	42,453	31,721
Proceeds from contract liability	(212)	(56)
Accretion on the contract liability’s financing component	7,270	7,850
Cumulative catch-up adjustment	(710)	(78)
Transfer to liabilities associated with asset held for sale(i)	(42,627)	—
Currency translation adjustment	(1,490)	3,016
Balance – End of year	4,684	42,453

Current portion	643	109
Non-current portion	4,041	42,344
	4,684	42,453

(i)	On November 24, 2025, the Company entered into an agreement to sell the San Antonio Gold Project. Accordingly, all assets related to the San Antonio Gold Project were reclassified to assets classified as held for sale as at December 31, 2025. The sale closed on January 27, 2026. Additional information is provided in Note 6 – Assets Classified as Held for Sale and discontinued operations.

Under IFRS 15, the stream agreements are considered to have a significant financing component. The Company therefore records notional non-cash interest.